Consolidated Balance Sheets (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Allowance of accounts receivable from related parties (in Euro)	€ 765	€ 765
Allowance of inventories (in Euro)	€ 374	€ 332
Shares authorized (in shares)	19,656,317	19,656,317
Shares Issued (in shares)	15,555,131	15,038,483
Shares Outstanding (in shares)	15,555,131	15,038,483